Long-term Debt - Loan Movements (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
December 31, 2012	$ 2,907,500
New Loans	2,800,000
Repayments	(1,622,250)
December 31, 2013	4,085,250
Secured Credit Facility
Loan agreement date	Apr. 15, 2011
Original Amount	800,000
December 31, 2012	700,000
New Loans	0
Repayments	(700,000)
December 31, 2013	0
Secured Credit Facility
Loan agreement date	Jul. 18, 2008
Original Amount	1,125,000
December 31, 2012	907,500
New Loans	0
Repayments	(907,500)
December 31, 2013	0
Senior Unsecured Notes
Loan agreement date	Apr. 14, 2011
Original Amount	500,000
December 31, 2012	500,000
New Loans	0
Repayments	0
December 31, 2013	500,000
Drill Rigs Senior Notes
Loan agreement date	Sep. 20, 2012
Original Amount	800,000
December 31, 2012	800,000
New Loans	0
Repayments	0
December 31, 2013	800,000
Secured Credit Facility
Loan agreement date	Feb. 28, 2013
Original Amount	1,350,000
December 31, 2012	0
New Loans	900,000
Repayments	(10,000)
December 31, 2013	890,000
Term Loan B Facility
Loan agreement date	Jul. 12, 2013
Original Amount	1,900,000
December 31, 2012	0
New Loans	1,900,000
Repayments	(4,750)
December 31, 2013	$ 1,895,250